Document and Entity Information	Aug. 12, 2021
Cover [Abstract]
Entity Registrant Name	PILGRIMS PRIDE CORP
Entity Information, Former Legal or Registered Name	on Which RegisteredCommon Stock,Par Value $0.01 PPC The Nasdaq Stock Market LLC
Amendment Flag	false
Entity Central Index Key	0000802481
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-9273
Entity Tax Identification Number	75-1285071
Entity Address, Address Line One	1770 Promontory Circle
Entity Address, City or Town	Greeley
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80634
City Area Code	970
Local Phone Number	506-8000
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	PPC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false